PROPERTY AND EQUIPMENT (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023
PROPERTY AND EQUIPMENT
Finance lease right-of-use assets	¥ 160,393	¥ 130,635
Less: Accumulated depreciation	(327,507)	(230,159)
Property and equipment, net	¥ 5,449,101	3,302,912
Minimum
PROPERTY AND EQUIPMENT
Finance lease right-of-use assets, useful life (in years)	2 years
Maximum
PROPERTY AND EQUIPMENT
Finance lease right-of-use assets, useful life (in years)	7 years
Land
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 3,511,323	1,792,025
Property and Buildings
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 1,412,544	1,273,946
Property and Buildings | Minimum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	4 years
Property and Buildings | Maximum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	47 years
Machinery and Equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 156,104	156,580
Machinery and Equipment | Minimum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	3 years
Machinery and Equipment | Maximum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	17 years
Tools, Furniture, and Fixtures
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 36,009	32,738
Tools, Furniture, and Fixtures | Minimum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	2 years
Tools, Furniture, and Fixtures | Maximum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	20 years
Construction in progress
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 500,235	¥ 147,147